EQ Advisors TrustSM

Prospectus dated May 1, 2007

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein International

EQ/AllianceBernstein Value

EQ/Calvert Socially Responsible

EQ/Capital Guardian International

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Equity 500 Index

EQ/FI Mid Cap Value

EQ/GAMCO Small Company Value

EQ/MFS Emerging Growth Companies

EQ/Small Company Index

EQ/Van Kampen Emerging Markets Equity

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities

EQ/PIMCO Real Return

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-five (65) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of fourteen (14) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes
Portfolio Name Until May 25, 2007	Portfolio Name after May 25, 2007
EQ/Capital Guardian International Portfolio	MarketPLUS International Core Portfolio
EQ/FI Mid Cap Value Portfolio	MarketPLUS Mid Cap Value Portfolio
EQ/MFS Emerging Growth Companies Portfolio	MarketPLUS Large Cap Growth Portfolio

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Mid Cap Value, EQ/GAMCO Small Company Value, EQ/Small Company Index, EQ/Van Kampen Emerging Markets Equity, and EQ/AllianceBernstein Intermediate Government Securities Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index and EQ/Small Company Index Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IA Shares	23.80%	15.65%	6.13%
MSCI EAFE Index†	26.34%	14.98%	7.71%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IA Shares
Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.20%
Total Annual Portfolio Operating Expenses	0.91%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	0.85%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$87
3 Years	$284
5 Years	$498
10 Years	$1,114

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large

6	About the investment portfolios	EQ Advisors Trust

internal research staff. The primary day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

EQ/AllianceBernstein Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Portfolio also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Portfolio generally invests in large-cap companies.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

8	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/AllianceBernstein Value Portfolio — Class IB Shares	21.41%	10.06%	8.18%
Russell 1000 Value Index†	22.25%	10.86%	8.60%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Value Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.98%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$309
5 Years	$539
10 Years	$1,199

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein has been the Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with AllianceBernstein in 2000.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001.

John Phillips is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a research analyst and has had portfolio management responsibilities for the past five years. He has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large-cap companies that meet both investment and social criteria, which are defined as those whose market capitalization falls within the range of the S&P 500 Index. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection will be based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what its operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Fund seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•	Are significantly involved in the design, manufacture, sale, or distribution of weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

 LOGO

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IB Shares	5.30%	2.22%	–0.05%
Russell 1000 Growth Index†	9.07%	2.69%	–2.08%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.25%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

12	About the investment portfolios	EQ Advisors Trust

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$355
5 Years	$623
10 Years	$1,389

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2006, Calvert had over $13.8 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2006, Bridgeway had over $4.98 billion in assets under management.

John Montgomery is principally responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

EQ/Capital Guardian International Portfolio

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. The assets of the Portfolio can be invested with geographic flexibility, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, securities convertible into common stocks, warrants, rights, and non-convertible preferred stock. The Adviser emphasizes investments in companies with strong earnings growth. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody’s or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian International Portfolio — Class IB Shares	19.25%	12.33%	6.43%
MSCI EAFE Index†	26.34%	14.98%	13.15%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

14	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian International Portfolio	Class IB Shares
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.29%
Less Fee Waiver/Expense Reimbursement**	–0.09%
Net Annual Portfolio Operating Expenses***	1.20%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$122
3 Years	$400
5 Years	$699
10 Years	$1,549

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception. Capital Guardian has been providing investment management services since 1968. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian and has been a portfolio manager on the international equity team since 1989. He joined the Capital Guardian organization in 1969 as an investment analyst.

Arthur J. Gromadzki is a Director and Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian (“Capital International”) and has been a portfolio manager on the international equity team since 2000. Mr. Gromadzki joined the Capital Guardian organization in 1987 as a financial analyst.

Richard N. Havas is a Senior Vice President of Capital International and has been a portfolio manager on the international equity team since 1995. Mr. Havas joined the Capital Guardian organization in 1986 as an investment analyst.

Seung Kwak is a Senior Vice President for Capital International K.K. an affiliate of Capital Guardian and has been a portfolio manager on the international team since 2004. Prior to joining the international equity team, Mr. Kwak managed Japan-only equity portfolios. He joined the Capital Guardian organization in 2002, after serving as the Chief Investment Officer-Japan and Managing Director for Zurich Scudder Investments.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

Nancy J. Kyle is a Vice Chairman and Director of Capital Guardian Trust Company and has been a portfolio manager on the international equity team since 1991. Ms. Kyle joined the Capital Guardian organization as a portfolio manager in 1991.

John M.N. Mant is Executive Vice President of Capital International and has been a portfolio manager on the international equity team since 2004. Prior to joining the international equity team, Mr. Mant was a portfolio manager specializing in UK and European equities. He joined the Capital Guardian organization in 1990 as an investment analyst.

Lionel M. Sauvage is a Senior Vice President and a Director of Capital Guardian and has been a portfolio manager on the international equity team since 1996. Mr. Sauvage joined the Capital Guardian organization in 1987 as an investment analyst.

Nilly Sikorsky is Chairman of Capital International S.A., an affiliate of Capital Guardian and has been a portfolio manager on the international equity team since 1980. Ms. Sikorsky joined the Capital Guardian organization in 1962 as a statistician.

Rudolf M. Staehelin is a Senior Vice President of Capital International Research and has been a portfolio manager on the international equity team since 1995. Mr. Staehelin joined the Capital Guardian organization in 1981 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

16	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter:	Worst quarter:
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	12.12%	5.49%	4.98%
S&P 500 Index†	15.80%	6.19%	2.41%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**

Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$320
5 Years	$561
10 Years	$1,252

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Alan J. Wilson is primarily responsible for the day-to-day management of the Portfolio. He is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for Capital Guardian’s diversified and concentrated research portfolio’s since 2002. Prior to being named research portfolio coordinator, Mr. Wilson was an investment analyst and portfolio manager on the U.S. equity team covering the U.S. energy equipment and construction and engineering industries. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

18	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	9.98%	5.81%	4.45%
S&P 500 Index†	15.80%	6.19%	2.41%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares
Management Fee	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$320
5 Years	$561
10 Years	$1,252

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

Terry Berkemeier is a Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. Mr. Berkemeir joined the Capital organization in 1992 as an investment analyst.

Michael R. Ericksen is a Senior Vice President, Director, and portfolio manager of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1991. He joined the Capital organization in 1987 as an investment analyst.

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. He joined the Capital organization in 1969 as an investment analyst.

Karen A. Miller is a Director and Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 2000. Ms. Miller joined the Capital organization in 1990 as an investment analyst.

Theodore R. Samuels is a Senior Vice President and a Director of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1990. Mr. Samuels joined the Capital organization in 1981 as an investment analyst.

Eugene P. Stein is Vice Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1988. He joined the Capital organization in 1972 as an investment analyst.

Alan J. Wilson is a Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. equity team since 1999. Mr. Wilson joined the Capital organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

20	About the investment portfolios	EQ Advisors Trust

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
21.05% (1998 4th Quarter)	–17.32% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IB Shares*	15.06%	5.61%	7.76%
S&P 500 Index†	15.80%	6.19%	8.42%
*	For periods prior to the date the Class IB shares commenced operations (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.63%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

22	About the investment portfolios	EQ Advisors Trust

EQ/FI Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those companies whose market capitalization is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The Adviser intends to manage the Portfolio so that its weighted median market capitalization range falls within the capitalization range of the companies in the Russell Midcap Index and the S&P MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. As of December 31, 2006, the capitalization of companies in the Russell MidCap Index and S&P 400 Index ranged from $495 million to $21.4 billion. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Value Portfolio — Class IB Shares	12.45%	10.89%	7.44%
Russell Mid Cap Value Index†	20.22%	15.88%	13.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.11%
Less Fee Waiver/Expense Reimbursement**	–0.01%
Net Annual Portfolio Operating Expenses***	1.10%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.09% for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$352
5 Years	$611
10 Years	$1,351

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2006, FMR and its affiliate FMR Co., Inc. managed over $1.2 trillion in mutual fund assets.

Richard Fentin and James Harmon have been responsible for the day-to-day management of the Portfolio since December 2003. Mr. Fentin is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR as a portfolio manger, portfolio assistant and analyst since 1995.

24	About the investment portfolios	EQ Advisors Trust

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.58% (1997 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	18.82%	13.33%	14.75%
Russell 2000 Value Index†	23.48%	15.37%	13.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

26	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IB Shares
Management Fee	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.17%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.16% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’S parent, GAMCO Investors, Inc., is a publicly traded financial services firm. As of December 31, 2006, total assets under management for all clients were $28 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•

are major enterprises which the Adviser believes have above-average growth prospects whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns of the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Emerging Growth Companies Portfolio — Class IB Shares	7.77%	2.37%	5.77%
Russell 3000 Growth Index†	9.46%	3.02%	4.97%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

28	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses**	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2006, MFS had $187.3 billion in assets under management.

Eric B. Fishman is primarily responsible for the day-to-day management of the Portfolio. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Index Portfolio — Class IB Shares	17.68%	10.74%	7.62%
Russell 2000 Index†	18.37%	11.39%	8.09%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

30	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)***	0.01%
Total Operating Expenses	0.67%
Less Waivers/Expense Reimbursements****	—
Net Operating Expenses and Acquired Fund Fees and Expenses	0.67%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.66%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	The Portfolio invests in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$68
3 Years	$214
5 Years	$373
10 Years	$835

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

32	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Van Kampen Emerging Markets Equity Portfolio — Class IB Shares	37.07%	26.97%	8.47%
MSCI EMF Gross Dividend Index†	32.59%	26.97%	9.61%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.12%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.40%
Total Annual Portfolio Operating Expenses	1.77%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.77%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.80% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.75% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$180
3 Years	$557
5 Years	$959
10 Years	$2,084

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2006 MSIM Inc. had $492 billion in assets under management.

The Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since October 1996.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

Paul Psaila, an Executive Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”). since August 2006, has been managing the Portfolio since October 2006. Prior to joining MSIM Company. Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Eric Carlson, an Executive Director of MSIM Inc. has been associated with MSIM Inc. in an investment management capacity since September 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since December 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since October 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since January 2002. She has been a member of the team managing the Portfolio since October 2006.

34	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•

“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•

“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•

“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

EQ Advisors Trust	About the investment portfolios	35

Fixed Income Portfolios (continued)

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”). Non-governmental CMOs, which are issued by entities other than U.S. Government agencies and instrumentalities and securities issued by non-governmental REMICs (even if collateralized by U.S. Government securities) are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Intermediate Government Securities Portfolio — Class IB Shares*	3.07%	3.36%	4.76%
Lehman Brothers Intermediate Government Bond Index†	3.84%	3.92%	5.48%
*	For periods prior to the date the Class IB shares commenced operations (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

36	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Intermediate Government Securities Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.89%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$91
3 Years	$284
5 Years	$493
10 Years	$1,096

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

Kewjin Yuoh, Vice President and Portfolio Manager at AllianceBernstein, is responsible for day-to-day management of the Portfolio. Mr. Yuoh joined AllianceBernstein in 1993 as a Vice President and has had portfolio management responsibilities for the past five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	37

Fixed Income Portfolios (continued)

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” and for purposes of this Portfolio rated B or higher by Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
3.13% (2004 3rd Quarter)	–2.36% (2004 2nd Quarter)

38	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	0.44%	3.76%
Lehman Brothers U.S. Tips Index†	0.41%	7.19%
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	0.98%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses	0.90%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. This arrangement may be terminated at any time. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$92
3 Years	$304
5 Years	$534
10 Years	$1,194

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2006, assets under management were $667.8 billion.

John B. Brynjolfsson, CFA is responsible for the day-to-day management of the Portfolio. He is a Managing Director and a Portfolio Manager of PIMCO. He joined PIMCO as an investment professional in 1989 and has had portfolio management experience for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	39

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may also be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a

40	More information on risks and benchmarks	EQ Advisors Trust

hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as

EQ Advisors Trust	More information on risks and benchmarks	41

adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

42	More information on risks and benchmarks	EQ Advisors Trust

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Equity 500 Index and EQ/Small Company Index Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

EQ Advisors Trust	More information on risks and benchmarks	43

Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Mid Cap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 30% of the total market capitalization of the Russell 1000.

Russell Mid Cap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-five (65) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of fourteen (14) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2006 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2006 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2006

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Intermediate Government Securities	0.50%	N/A
EQ/AllianceBernstein International	0.71%	0.03%
EQ/AllianceBernstein Value	0.60%	N/A
EQ/Calvert Socially Responsible	0.65%	0.07%
EQ/Capital Guardian International	0.83%	0.06%
EQ/Capital Guardian Research	0.65%	0.05%
EQ/Capital Guardian U.S. Equity	0.64%	0.05%
EQ/Equity 500 Index	0.25%	N/A
EQ/FI Mid Cap Value	0.73%	N/A
EQ/GAMCO Small Company Value	0.78%	N/A
EQ/MFS Emerging Growth Companies	0.65%	N/A
EQ/PIMCO Real Return	0.55%	0.25%
EQ/Small Company Index	0.25%	N/A
EQ/Van Kampen Emerging Markets Equity	1.12%	N/A

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable

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include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: EQ/Small Cap Value Portfolio, EQ/Small Company Growth Portfolio, All Asset Allocation Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio. Effective May 28, 2007, the following Portfolios are also excluded: MarketPLUS International Core Portfolio, MarketPLUS Mid Cap Value Portfolio, MarketPLUS Large Cap Core Portfolio and MarketPLUS Large Cap Growth Portfolio.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Annual Report to Shareholders dated December 31, 2006.

Expense Limitation Agreement

In the interest of limiting until April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Total Expenses Limited to (% of daily net assets)
Portfolios
EQ/AllianceBernstein International	0.85%
EQ/AllianceBernstein Value†	0.95%
EQ/Calvert Socially Responsible	1.05%
EQ/Capital Guardian International	1.20%
EQ/Capital Guardian Research	0.95%
EQ/Capital Guardian U.S. Equity	0.95%
EQ/FI Mid Cap Value†	1.10%
EQ/GAMCO Small Company Value	1.30%
EQ/PIMCO Real Return	0.90%
EQ/Small Company Index†	0.85%
EQ/Van Kampen Emerging Markets Equity†	1.80%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Mutual Fund Revenue Sharing.  On June 22, 2004, a purported class action complaint styled Aucoin, et al. v. Alliance Capital Management L.P., et al. was filed against the firm and other defendants. This complaint and similar complaints have been consolidated in New York federal district court. In general, the consolidated complaint alleges (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. Plaintiffs seek unspecified actual and punitive damages, asserting claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Investment Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs also seek rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, restitution, and an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments. In October 2005, the Court dismissed the consolidated complaint except for plaintiffs’ claim under Section 36(b). In January 2006, the Court granted Alliance’s motion for reconsideration and dismissed plaintiffs’ Section 36(b) claim as well. On May 31, 2006, the Court denied plaintiffs’ request to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006,

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the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date. The firm believes that the plaintiffs’ allegations are without merit and intends to vigorously defend against them.

2. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the Investment Company Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, we are unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, we conduct a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, we record an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and we are able to indicate an estimate of the possible loss or range of loss, we disclose that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, we received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and

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(ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). We responded to the Information Requests, which sought information concerning market timing, and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. In January 2006, we and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, we filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. We intend to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the Investment Company Act of 1940 by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

3. On May 24, 2006, the enforcement staff of the National Association of Securities Dealers, Inc. (“NASD”) issued a Wells notice to AllianceBernstein Investments, Inc. (“ABI”), a wholly owned subsidiary of AllianceBernstein. The NASD is considering taking action alleging that ABI failed to comply with NASD Rule 2830 in connection with certain meals, entertainment and investment forums provided by ABI to brokers and other financial intermediaries that distributed AllianceBernstein — sponsored mutual funds during 2001-2003. ABI revised its policies and procedures in 2004 and ABI believes it fully complies with the requirements of NASD Rule 2830.

In addition to the foregoing regulatory investigation matters, please note that between September 2005 and November 2005, the SEC conducted a routine inspection of AllianceBernstein, its affiliated registered investment advisers and the AllianceBernstein fund complex. On January 12, 2006, we received a comment letter from the SEC that noted no material deficiencies.

AllianceBernstein is involved in various other inquiries, administrative proceedings and litigation, some of which allege substantial damages. While any proceeding or litigation has the element of uncertainty, AllianceBernstein believes that the outcome of any one of the other lawsuits or claims that is pending or threatened, or all of them combined, will not have a material adverse effect on AllianceBernstein’s ability to perform under its investment management agreements with clients.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

MFS Investment Management (“MFS”)

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and

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costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (filed on May 4, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey.

PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

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5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio and EQ/Capital Guardian International Portfolio), in securities of small- and mid-capitalization companies or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the

EQ Advisors Trust	Buying and selling shares	51

availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

52	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including exchange-traded funds (“ETFs”) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value).

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds other than ETFs held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	53

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

The EQ/Money Market Portfolio normally declares dividends daily and distributes net investment income and their net realized gains, if any, annually.

Tax Consequences

Each Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

54	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	55

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares for each of the Portfolios. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB for each of the Portfolios, shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

56	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Intermediate Government Securities Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$9.77	$10.00	$10.11	$10.30	$9.88

Income (loss) from investment operations:
Net investment income	0.40	0.34	0.32	0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.07)	(0.19)	(0.09)	(0.02)	0.60

Total from investment operations	0.33	0.15	0.23	0.24	0.87

Less distributions:
Dividends from net investment income	(0.43)	(0.38)	(0.33)	(0.33)	(0.24)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	(0.43)	(0.38)	(0.34)	(0.43)	(0.45)

Net asset value, end of year	$9.67	$9.77	$10.00	$10.11	$10.30

Total return	3.35%	1.51%	2.13%	2.45%	8.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$222,451	$248,266	$296,399	$344,547	$391,662
Ratio of expenses to average net assets	0.61%	0.56%	0.56%	0.57%	0.59%
Ratio of net investment income to average net assets	4.03%	3.42%	2.95%	2.51%	3.20%
Portfolio turnover rate	231%	251%	274%	477%	622%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$9.71	$9.94	$10.05	$10.24	$9.83

Income (loss) from investment operations:
Net investment income	0.37	0.32	0.28	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.06)	(0.20)	(0.08)	(0.02)	0.64

Total from investment operations	0.31	0.12	0.20	0.21	0.85

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.30)	(0.30)	(0.23)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	(0.40)	(0.35)	(0.31)	(0.40)	(0.44)

Net asset value, end of year	$9.62	$9.71	$9.94	$10.05	$10.24

Total return	3.07%	1.24%	1.97%	2.10%	8.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$486,352	$542,787	$595,497	$630,578	$545,598
Ratio of expenses to average net assets	0.86%	0.81%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets	3.74%	3.17%	2.70%	2.26%	2.95%
Portfolio turnover rate	231%	251%	274%	477%	622%

EQ Advisors Trust	Financial Highlights	57

Financial Highlights (cont’d)

EQ/AllianceBernstein International Portfolio(g)(m)

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.70	$11.17	$9.62	$7.24	$8.03

Income (loss) from investment operations:
Net investment income	0.19	0.18	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	2.82	1.56	1.64	2.43	(0.80)

Total from investment operations	3.01	1.74	1.77	2.54	(0.79)

Less distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.22)	(0.16)	—
Distributions from realized gains	(1.05)	—	—	—	—

Total dividends and distributions	(1.29)	(0.21)	(0.22)	(0.16)	—

Net asset value, end of year	$14.42	$12.70	$11.17	$9.62	$7.24

Total return	23.80%	15.61%	18.51%	35.28%	(9.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,602,552	$1,330,210	$1,212,207	$1,091,319	$876,907
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	0.85%	1.02%
After waivers and fees paid indirectly	0.85%	0.84%	0.83%	0.85%	1.00%
Before waivers and fees paid indirectly	0.88%	0.85%	0.85%	0.87%	1.04%
Ratio of net investment income to average net assets:
After waivers	1.36%	1.60%	1.28%	1.29%	0.60%
After waivers and fees paid indirectly	1.37%	1.61%	1.30%	1.29%	0.62%
Before waivers and fees paid indirectly	1.33%	1.60%	1.28%	1.27%	0.58%
Portfolio turnover rate	70%	67%	60%	59%	47%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	N/A

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.53	$11.02	$9.50	$7.13	$7.94

Income (loss) from investment operations:
Net investment income	0.15	0.15	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	2.78	1.53	1.61	2.44	(0.82)

Total from investment operations	2.93	1.68	1.71	2.51	(0.81)

Less distributions:
Dividends from net investment income	(0.19)	(0.17)	(0.19)	(0.14)	—
Distributions from realized gains	(1.05)	—	—	—	—

Total dividends and distributions	(1.24)	(0.17)	(0.19)	(0.14)	—

Net asset value, end of year	$14.22	$12.53	$11.02	$9.50	$7.13

Total return	23.55%	15.33%	18.10%	35.27%	(10.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,342,183	$930,307	$667,930	$488,571	$205,496
Ratio of expenses to average net assets:
After waivers	1.10%	1.10%	1.10%	1.10%	1.27%
After waivers and fees paid indirectly	1.10%	1.09%	1.08%	1.10%	1.25%
Before waivers and fees paid indirectly	1.13%	1.10%	1.10%	1.12%	1.29%
Ratio of net investment income to average net assets:
After waivers	1.10%	1.35%	1.03%	1.04%	0.35%
After waivers and fees paid indirectly	1.10%	1.36%	1.05%	1.04%	0.37%
Before waivers and fees paid indirectly	1.06%	1.35%	1.03%	1.02%	0.33%
Portfolio turnover rate	70%	67%	60%	59%	47%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	N/A

58	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Value Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$14.51	$14.21	$12.77	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.30	0.26	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	2.83	0.55	1.55	2.73	(1.76)

Total from investment operations	3.13	0.81	1.75	2.91	(1.58)

Less distributions:
Dividends from net investment income	(0.30)	(0.21)	(0.22)	(0.17)	(0.16)
Distributions from realized gains	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	(1.25)	(0.51)	(0.31)	(0.17)	(0.16)

Net asset value, end of year	$16.39	$14.51	$14.21	$12.77	$10.03

Total return	21.70%	5.68%	13.74%	29.07%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,531,086	$1,329,984	$49,292	$32,274	$21,214
Ratio of expenses to average net assets:
After waivers	0.70%	0.66%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly	0.69%	0.59%	0.70%	0.70%	0.69%
Before waivers and fees paid indirectly	0.70%	0.66%	0.70%	0.70%	0.73%
Ratio of net investment income to average net assets:
After waivers	1.92%	1.74%	1.74%	1.82%	1.77%
After waivers and fees paid indirectly	1.93%	1.81%	1.74%	1.82%	1.78%
Before waivers and fees paid indirectly	1.92%	1.74%	1.74%	1.82%	1.75%
Portfolio turnover rate	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$14.50	$14.20	$12.76	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.26	0.22	0.18	0.15	0.14
Net realized and unrealized gain (loss) on investments	2.83	0.55	1.53	2.73	(1.74)

Total from investment operations	3.09	0.77	1.71	2.88	(1.60)

Less distributions:
Dividends from net investment income	(0.26)	(0.17)	(0.18)	(0.15)	(0.14)
Distributions from realized gains	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	(1.21)	(0.47)	(0.27)	(0.15)	(0.14)

Net asset value, end of year	$16.38	$14.50	$14.20	$12.76	$10.03

Total return	21.41%	5.42%	13.46%	28.73%	(13.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,844,395	$2,219,168	$2,006,001	$1,508,256	$800,212
Ratio of expenses to average net assets:
After waivers	0.95%	0.91%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.84%	0.95%	0.95%	0.94%
Before waivers and fees paid indirectly	0.95%	0.91%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets:
After waivers	1.67%	1.49%	1.49%	1.57%	1.52%
After waivers and fees paid indirectly	1.68%	1.56%	1.49%	1.57%	1.53%
Before waivers and fees paid indirectly	1.67%	1.49%	1.49%	1.57%	1.50%
Portfolio turnover rate	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

EQ Advisors Trust	Financial Highlights	59

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio(o)

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$8.26		$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment income (loss)	0.03		— #	— #	(0.01)	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.42		0.70	0.29	1.68	0.24

Total from investment operations	0.45		0.70	0.29	1.67	0.24

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of period	$8.62		$8.26	$7.84	$7.55	$5.88

Total return (b)	5.50%		8.92%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,005		$74	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%		0.78%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.87%		0.84%	0.94%	1.20%	1.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%		(0.02)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	0.34%		— %‡‡	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	0.27%		(0.06)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$— #	$0.01	$0.03	$0.02

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$8.19		$7.79	$7.52	$5.88	$7.99

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.43		0.70	0.28	1.66	(2.10)

Total from investment operations	0.43		0.68	0.27	1.64	(2.11)

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of year	$8.53		$8.19	$7.79	$7.52	$5.88

Total return	5.30%		8.72%	3.59%	27.89%	(26.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$79,100		$72,411	$47,244	$33,711	$11,064
Ratio of expenses to average net assets:
After waivers	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly	1.05%		1.03%	1.00%	1.00%	0.95%
Before waivers and fees paid indirectly	1.12	%(c)	1.09%	1.19%	1.45%	2.07%
Ratio of net investment loss to average net assets:
After waivers	(0.01)%		(0.27)%	(0.25)%	(0.45)%	(0.38)%
After waivers and fees paid indirectly	(0.01)%		(0.25)%	(0.20)%	(0.40)%	(0.28)%
Before waivers and fees paid indirectly	(0.06)%		(0.31)%	(0.39)%	(0.85)%	(1.40)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	#	$— #	$0.01	$0.02	$0.04

60	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian International Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$12.47		$10.80	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.15		0.15	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.26		1.73	1.24	2.34	(1.35)

Total from investment operations	2.41		1.88	1.33	2.41	(1.30)

Less distributions:
Dividends from net investment income	(0.19)		(0.20)	(0.17)	(0.12)	(0.12)
Distributions from realized gains	(0.80)		(0.01)	—	—	—

Total dividends and distributions	(0.99)		(0.21)	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$13.89		$12.47	$10.80	$9.64	$7.35

Total return (b)	19.57%		17.43%	13.86%	33.05%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$430,037		$119,304	$74,741	$320	$84
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%		0.93%	0.92%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	1.01%		1.00%	1.02%	1.06%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	1.08%		1.32%	0.98%	0.90%	0.76%
After waivers and fees paid indirectly (a)	1.08%		1.34%	1.01%	0.92%	0.79%
Before waivers and fees paid indirectly (a)	1.02%		1.27%	0.91%	0.79%	0.57%
Portfolio turnover rate	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.01	$0.01	$0.01

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of period	$12.48		$10.81	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.14		0.12	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.24		1.73	1.23	2.34	(1.37)

Total from investment operations	2.38		1.85	1.31	2.39	(1.31)

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.14)	(0.10)	(0.11)
Distributions from realized gains	(0.80)		(0.01)	—	—	—

Total dividends and distributions	(0.96)		(0.18)	(0.14)	(0.10)	(0.11)

Net asset value, end of period	$13.90		$12.48	$10.81	$9.64	$7.35

Total return	19.25%		17.12%	13.68%	32.54%	(15.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,117,308		$828,324	$609,846	$357,162	$125,521
Ratio of expenses to average net assets:
After waivers	1.20%		1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly	1.20%		1.18%	1.17%	1.18%	1.17%
Before waivers and fees paid indirectly	1.26	%(c)	1.25%	1.27%	1.31%	1.39%
Ratio of net investment income to average net assets:
After waivers	1.03%		1.07%	0.73%	0.65%	0.51%
After waivers and fees paid indirectly	1.04%		1.09%	0.76%	0.67%	0.54%
Before waivers and fees paid indirectly	0.98%		1.02%	0.66%	0.54%	0.32%
Portfolio turnover rate	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.01	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	61

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p)

	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004(e)	2003
Net asset value, beginning of period	$12.50	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.11	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.44	0.65	1.11	2.54	(2.71)

Total from investment operations	1.55	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$13.94	$12.50	$11.86	$10.75	$8.22

Total return (b)	12.32%	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,494	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.75%	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.81%	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.82%	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.76%	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$0.01

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$12.51	$11.86	$10.76	$8.22	$10.93

Income (loss) from investment operations:
Net investment income	0.07	0.06	0.07	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.45	0.66	1.10	2.55	(2.73)

Total from investment operations	1.52	0.72	1.17	2.58	(2.69)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.07)	(0.04)	(0.02)

Net asset value, end of year	$13.95	$12.51	$11.86	$10.76	$8.22

Total return	12.12%	6.05%	10.89%	31.41%	(24.62)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,060,928	$1,025,615	$1,028,221	$877,404	$563,396
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.94%	0.90%	0.93%	0.43%
Before waivers and fees paid indirectly	1.00%	0.95%	0.95%	0.97%	1.06%
Ratio of net investment income to average net assets:
After waivers	0.56%	0.47%	0.57%	0.38%	0.50%
After waivers and fees paid indirectly	0.57%	0.48%	0.62%	0.40%	1.02%
Before waivers and fees paid indirectly	0.51%	0.47%	0.57%	0.36%	0.39%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #

62	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(k)

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$11.53		$11.50	$10.57	$7.77	$10.12

Income (loss) from investment operations:
Net investment income	0.11		0.08	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07		0.63	0.95	2.82	(2.35)

Total from investment operations	1.18		0.71	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	(0.11)		(0.09)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.81)		(0.59)	—	—	—

Total dividends and distributions	(0.92)		(0.68)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$11.79		$11.53	$11.50	$10.57	$7.77

Total return (b)	10.26%		6.24%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,943		$7,222	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%		0.69%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.75%		0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.90%		0.70%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.90%		0.71%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.85%		0.70%	0.74%	0.58%	0.61%
Portfolio turnover rate	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$11.53		$11.50	$10.57	$7.77	$10.22

Income (loss) from investment operations:
Net investment income	0.08		0.05	0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07		0.63	0.93	2.81	(2.45)

Total from investment operations	1.15		0.68	0.98	2.83	(2.42)

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.05)	(0.03)	(0.03)
Distributions from realized gains	(0.81)		(0.59)	—	—	—

Total dividends and distributions	(0.89)		(0.65)	(0.05)	(0.03)	(0.03)

Net asset value, end of year	$11.79		$11.53	$11.50	$10.57	$7.77

Total return	9.98%		5.97%	9.30%	36.38%	(23.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,228,903		$1,137,003	$1,040,979	$752,983	$273,334
Ratio of expenses to average net assets:
After waivers	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%		0.94%	0.93%	0.93%	0.91%
Before waivers and fees paid indirectly	1.00	%(c)	0.95%	0.95%	0.97%	1.02%
Ratio of net investment income to average net assets:
After waivers	0.65%		0.45%	0.49%	0.35%	0.43%
After waivers and fees paid indirectly	0.65%		0.46%	0.51%	0.37%	0.47%
Before waivers and fees paid indirectly	0.60%		0.45%	0.49%	0.33%	0.36%
Portfolio turnover rate	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01		$—	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	63

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$23.52	$23.24	$21.38	$16.92	$22.05

Income (loss) from investment operations:
Net investment income	0.39	0.37	0.39	0.28	0.26
Net realized and unrealized gain (loss) on investments	3.22	0.72	1.85	4.47	(5.15)

Total from investment operations	3.61	1.09	2.24	4.75	(4.89)

Less distributions:
Dividends from net investment income	(0.41)	(0.38)	(0.38)	(0.29)	(0.22)
Distributions from realized gains	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	(1.21)	(0.81)	(0.38)	(0.29)	(0.24)

Net asset value, end of year	$25.92	$23.52	$23.24	$21.38	$16.92

Total return	15.37%	4.68%	10.50%	28.14%	(22.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s).	$1,615,477	$1,560,845	$1,633,378	$1,560,563	$1,256,522
Ratio of expenses to average net assets	0.35%	0.30%	0.30%	0.31%	0.32%
Ratio of net investment income to average net assets	1.58%	1.57%	1.75%	1.48%	1.30%
Portfolio turnover rate	4%	7%	1%	— ‡%	8%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$23.41	$23.13	$21.28	$16.84	$21.95

Income (loss) from investment operations:
Net investment income	0.33	0.31	0.31	0.19	0.18
Net realized and unrealized gain (loss) on investments	3.19	0.72	1.86	4.49	(5.09)

Total from investment operations	3.52	1.03	2.17	4.68	(4.91)

Less distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.32)	(0.24)	(0.18)
Distributions from realized gains	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	(1.14)	(0.75)	(0.32)	(0.24)	(0.20)

Net asset value, end of year	$25.79	$23.41	$23.13	$21.28	$16.84

Total return	15.06%	4.42%	10.21%	27.83%	(22.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,142,776	$2,018,231	$1,951,348	$1,589,054	$860,185
Ratio of expenses to average net assets	0.60%	0.55%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets	1.33%	1.32%	1.50%	1.23%	1.05%
Portfolio turnover rate	4%	7%	1%	— ‡%	8%

64	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/FI Mid Cap Value Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$14.01		$14.05		$13.09	$9.85	$11.61

Income (loss) from investment operations:
Net investment income	0.08		0.09		0.03	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68		1.51		2.20	3.22	(1.79)

Total from investment operations	1.76		1.60		2.23	3.31	(1.68)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)		—	(0.07)	(0.08)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.40)		(1.64)		(1.27)	(0.07)	(0.08)

Net asset value, end of year	$14.37		$14.01		$14.05	$13.09	$9.85

Total return	12.76%		11.62%		18.14%	33.58%	(14.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,186		$16,535		$8,178	$26,522	$18,779
Ratio of expenses to average net assets:
After waivers	0.83%		0.79%		0.82%	0.85%	0.85%
After waivers and fees paid indirectly	0.82%		0.77%		0.80%	0.79%	0.83%
Before waivers and fees paid indirectly	0.83%		0.79%		0.82%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers	0.53%		0.60%		0.21%	0.75%	1.00%
After waivers and fees paid indirectly	0.54%		0.62%		0.23%	0.81%	1.02%
Before waivers and fees paid indirectly	0.53%		0.60%		0.21%	0.75%	1.00%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

	Year Ended December 31,
Class IB	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$13.95		$14.00		$13.08	$9.84	$11.61

Income (loss) from investment operations:
Net investment income	0.04		0.05		— #	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67		1.50		2.19	3.22	(1.78)

Total from investment operations	1.71		1.55		2.19	3.28	(1.71)

Less distributions:
Dividends from net investment income	(0.04)		(0.06)		—	(0.04)	(0.06)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.36)		(1.60)		(1.27)	(0.04)	(0.06)

Net asset value, end of year	$14.30		$13.95		$14.00	$13.08	$9.84

Total return	12.45%		11.31%		17.84%	33.36%	(14.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,897,629		$1,730,041		$1,438,673	$1,097,892	$646,958
Ratio of expenses to average net assets:
After waivers	1.08%		1.04%		1.07%	1.10%	1.10%
After waivers and fees paid indirectly	1.07	%(c)	1.02%		1.05%	1.04%	1.08%
Before waivers and fees paid indirectly	1.08%		1.04%		1.07%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.27%		0.35%		(0.04)%	0.50%	0.75%
After waivers and fees paid indirectly	0.29%		0.37%		(0.02)%	0.56%	0.77%
Before waivers and fees paid indirectly	0.27%		0.35%		(0.04)%	0.50%	0.75%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

EQ Advisors Trust	Financial Highlights	65

Financial Highlights (cont’d)

EQ/Gamco Small Company Value Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$26.91	$27.75	$23.56	$17.16	$19.59

Income (loss) from investment operations:
Net investment income	0.10	0.13	0.01	— #	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.91	1.06	4.90	6.42	(1.87)

Total from investment operations	5.01	1.19	4.91	6.42	(1.84)

Less distributions:
Dividends from net investment income	(0.25)	(0.12)	— #	(0.02)	(0.07)
Distributions from realized gains	(1.54)	(1.91)	(0.72)	—	(0.52)

Total dividends and distributions	(1.79)	(2.03)	(0.72)	(0.02)	(0.59)

Net asset value, end of year	$30.13	$26.91	$27.75	$23.56	$17.16

Total return	18.82%	4.33%	20.93%	37.43%	(9.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$727,119	$586,954	$470,869	$396,914	$306,445
Ratio of expenses to average net assets:
After waivers	1.14%	1.10%	1.17%	1.08%	0.92%
After waivers and fees paid indirectly	1.13%	1.09%	1.16%	N/A	N/A
Before waivers and fees paid indirectly	1.14%	1.10%	1.17%	1.08%	0.92%
Ratio of net investment income to average net assets:
After waivers	0.32%	0.45%	0.05%	0.01%	0.14%
After waivers and fees paid indirectly	0.33%	0.46%	0.06%	N/A	N/A
Before waivers and fees paid indirectly	0.32%	0.45%	0.05%	0.01%	0.14%
Portfolio turnover rate	19%	22%	10%	8%	10%

66	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MFS Emerging Growth Companies Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.57		$13.32	$11.80	$9.10	$13.82

Income (loss) from investment operations:
Net investment loss	—	#	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17		1.26	1.53	2.71	(4.70)

Total from investment operations	1.17		1.25	1.52	2.70	(4.72)

Net asset value, end of year	$15.74		$14.57	$13.32	$11.80	$9.10

Total return	8.03%		9.38%	12.88%	29.67%	(34.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,679		$3,304	$1,988	$27,996	$22,611
Ratio of expenses to average net assets:
After fees paid indirectly	0.75%		0.68%	0.66%	0.71%	0.72%
Before fees paid indirectly	0.77%		0.71%	0.71%	0.72%	0.73%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.02)%		(0.08)%	(0.05)%	(0.09)%	(0.16)%
Before fees paid indirectly	(0.04)%		(0.11)%	(0.10)%	(0.10)%	(0.17)%
Portfolio turnover rate	130%		97%	101%	105%	110%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.29		$13.11	$11.64	$9.00	$13.70

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.15		1.22	1.51	2.68	(4.65)

Total from investment operations	1.11		1.18	1.47	2.64	(4.70)

Net asset value, end of year	$15.40		$14.29	$13.11	$11.64	$9.00

Total return	7.77%		9.00%	12.63%	29.33%	(34.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$860,495		$916,611	$958,680	$935,920	$758,033
Ratio of expenses to average net assets:
After fees paid indirectly	1.00	%(c)	0.93%	0.91%	0.96%	0.97%
Before fees paid indirectly	1.02	%(c)	0.96%	0.96%	0.97%	0.98%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.28)%		(0.33)%	(0.30)%	(0.34)%	(0.41)%
Before fees paid indirectly	(0.30)%		(0.36)%	(0.35)%	(0.35)%	(0.42)%
Portfolio turnover rate	130%		97%	101%	105%	110%

EQ Advisors Trust	Financial Highlights	67

Financial Highlights (cont’d)

EQ/Pimco Real Return Portfolio

	Year Ended December 31,					February 24, 2002* to December 31, 2002(e)
Class IB	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$10.14	$10.31	$10.33		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.43	0.34	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.41)	(0.26)	0.29		0.31		0.35

Total from investment operations	0.02	0.08	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.35)	(0.22)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.05)	(0.03)	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.40)	(0.25)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$9.76	$10.14	$10.31		$10.33		$10.19

Total return (b)	0.44%	0.77%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,504	$217,873	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	0.95%	0.96%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	4.20%	3.31%	2.04%		2.26%		3.46%
Before waivers (a)	3.95%	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	1,040%	1,249%	396%		364%		493%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.03	$0.04	$	**	$	**

68	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of period	$11.68		$11.87	$10.47	$7.19	$9.32

Income (loss) from investment operations:
Net investment income	0.15		0.13	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.94		0.40	1.79	3.26	(2.12)

Total from investment operations	2.09		0.53	1.87	3.33	(2.07)

Less distributions:
Dividends from net investment income	(0.13)		(0.12)	(0.09)	(0.05)	(0.06)
Distributions from realized gains	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	(0.76)		(0.72)	(0.47)	(0.05)	(0.06)

Net asset value, end of period	$13.01		$11.68	$11.87	$10.47	$7.19

Total return (b)	17.98%		4.50%	17.97%	46.30%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$380,834		$24,343	$18,361	$7,462	$87
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Before waivers and reimbursements (a)	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.17%		1.09%	0.94%	0.75%	0.91%
Before waivers and reimbursements (a)	1.17%		1.09%	0.94%	0.75%	0.91%
Portfolio turnover rate	26%		26%	21%	32%	29%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$11.68		$11.87	$10.47	$7.19	$9.15

Income (loss) from investment operations:
Net investment income	0.11		0.10	0.07	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign transactions	1.94		0.40	1.77	3.26	(1.96)

Total from investment operations	2.05		0.50	1.84	3.30	(1.92)

Less distributions:
Dividends from net investment income	(0.09)		(0.09)	(0.06)	(0.02)	(0.04)
Distributions from realized gains	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	(0.72)		(0.69)	(0.44)	(0.02)	(0.04)

Net asset value, end of year	$13.01		$11.68	$11.87	$10.47	$7.19

Total return	17.68%		4.24%	17.67%	45.94%	(20.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$687,050		$517,538	$480,368	$319,634	$99,391
Ratio of expenses to average net assets:
After waivers and reimbursements	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Before waivers and reimbursements	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers and reimbursements	0.87%		0.84%	0.69%	0.50%	0.66%
Before waivers and reimbursements	0.87%		0.84%	0.69%	0.50%	0.66%
Portfolio turnover rate	26%		26%	21%	32%	29%

EQ Advisors Trust	Financial Highlights	69

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$12.87		$10.06	$8.20	$5.29	$4.85

Income from investment operations:
Net investment income	0.04		0.09	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	4.70		3.23	1.89	2.91	0.44

Total from investment operations	4.74		3.32	1.94	2.98	0.44

Less distributions:
Dividends from net investment income	(0.10)		(0.09)	(0.08)	(0.07)	—
Distributions from realized gains	(1.28)		(0.42)	—	—	—

Total dividends and distributions	(1.38)		(0.51)	(0.08)	(0.07)	—

Net asset value, end of period	$16.23		$12.87	$10.06	$8.20	$5.29

Total return (b)	37.41%		33.04%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$619,212		$162,519	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.49	%(c)	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.47	%(c)	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.49	%(c)	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	0.22%		0.69%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	0.24%		0.71%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	0.22%		0.69%	0.75%	1.33%	0.08%
Portfolio turnover rate	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.87		$10.06	$8.19	$5.28	$5.61

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.04	0.05	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.66		3.25	1.89	2.91	(0.32)

Total from investment operations	4.69		3.30	1.93	2.96	(0.33)

Less distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.06)	(0.05)	—
Distributions from realized gains	(1.28)		(0.42)	—	—	—

Total dividends and distributions	(1.34)		(0.49)	(0.06)	(0.05)	—

Net asset value, end of year	$16.22		$12.87	$10.06	$8.19	$5.28

Total return (b)	37.07%		32.84%	23.58%	56.09%	(6.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,849,522		$1,140,481	$615,499	$389,893	$193,115
Ratio of expenses to average net assets:
After waivers (a)	1.74	%(c)	1.80%	1.80%	1.80%	1.82%
After waivers and fees paid indirectly (a)	1.72	%(c)	1.78%	1.75%	1.78%	1.81%
Before waivers and fees paid indirectly (a)	1.74	%(c)	1.80%	1.80%	1.80%	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.17%		0.44%	0.50%	1.08%	(0.12)%
After waivers and fees paid indirectly (a)	0.19%		0.46%	0.55%	1.10%	(0.11)%
Before waivers and fees paid indirectly (a)	0.17%		0.44%	0.50%	1.08%	(0.17)%
Portfolio turnover rate	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—		$—	$—	$— #	$— #

70	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
***	Prior to December 31, 2006, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

EQ Advisors Trust	Financial Highlights	71

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

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contact your financial professional, or the Portfolios at:

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Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2007 EQ Advisors Trust